Interest rate benchmark reform - Significant exposures impacted by the interest rate benchmark reform - Derivative notional contract amount (Details) - IBOR reform - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 2,000
USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	5,070,393	£ 5,449,603
OTC derivatives | Interest rate derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,594,268	2,283,236
OTC derivatives | Foreign exchange derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	84	461,680
OTC derivatives | Equity and stock index derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	1,261	9,949
Cleared by central counterparty | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,137,245	2,228,399
Exchange traded derivatives | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 337,535	£ 466,339